Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line Items]
Exposure to currency risk
The Group’s exposure to foreign currency risk based on notional amounts as of December 31, 2020 and 2021 is
as follows:

(In millions)	December 31, 2020
	USD	JPY	CNY	TWD	EUR	PLN	VND	GBP
Cash and cash equivalents	1,795	164	13,382	34	7	4	33,843	—
Trade accounts and notes receivable	3,093	13	585	—	—	—	—	—
Other accounts receivables	52	93	222	3	6	—	9,773	—
Other assets denominated in foreign currencies	—	208	51	6	1	—	4,586	—
Trade accounts and notes payable	(1,948)	(9,831)	(2,037)	—	—	—	(357,149)	—
Other accounts payable	(268)	(6,239)	(2,018)	(4)	(8)	—	(997,204)	(2)
Financial liabilities	(4,294)	—	(27,825)	—	—	—	—	—

	(1,570)	(15,592)	(17,640)	39	6	4	(1,306,151)	(2)

Cross currency interest rate swap contracts	2,225	—	—	—	—	—	—	—

Net exposure	655	(15,592)	(17,640)	39	6	4	(1,306,151)	(2)

(In millions)	December 31, 2021
	USD	JPY	CNY	TWD	EUR	PLN	VND	GBP

Cash and cash equivalents	1,138	195	11,024	29	3	3	44,525	—
Deposits in banks	—	—	3,564	—	—	—	—	———— —
Trade accounts and notes receivable	3,708	221	568	—	—	—	—	—
Other accounts receivables	24	71	297	4	—	—	15,828	—
Other assets denominated in foreign currencies	—	176	167	6	—	—	6,481	—
Trade accounts and notes payable	(2,170)	(8,850)	(2,343)	—	—	—	(465,390)	—
Other accounts payable	(1,227)	(4,630)	(2,203)	(5)	(5)	—	(1,610,640)	—
Financial liabilities	(4,257)	—	(18,017)	—	—	—	—	—

	(2,784)	(12,817)	(6,943)	34	(2)	3	(2,009,196)	—

Cross currency interest rate swap contracts(*)	1,545	—	—	—	—	—	—	—

Net exposure	(1,239)	(12,817)	(6,943)	34	(2)	3	(2,009,196)	—

Average Exchange Rates Applied during Reporting Periods
Average exchange rates applied for the years ended December 31, 2019, 2020 and 2021 and the exchange rates at December 31, 2020 and 2021 are as follows:

(In won)
	Average rate (year-to-date)				Reporting date spot rate
	2019		2020	2021	December 31, 2020	December 31, 2021

USD	~~W~~	1,165.46	1,180.46	1,144.10	1,088.00	1,185.50
JPY		10.70	11.05	10.42	10.54	10.30
CNY		168.56	170.90	177.36	166.96	186.26
TWD		37.74	40.07	40.99	38.67	42.84
EUR		1,304.52	1,345.71	1,353.25	1,338.24	1,342.34
PLN		303.62	302.95	296.51	292.02	292.11
VND		0.0502	0.0508	0.0499	0.0471	0.0521
GBP		1,487.46	1,513.48	1,573.89	1,482.40	1,600.25

Interest Rate Risk
The interest rate profile of the Group’s interest-bearing financial instruments as of December 31, 2020 and 2021 is as follows:

(In millions of won)
	December 31, 2020		December 31, 2021
Fixed rate instruments
Financial assets	~~W~~	4,296,823	4,284,950
Financial liabilities		(5,875,729)	(5,237,711)

	~~W~~	(1,578,906)	(952,761)

Variable rate instruments
Financial liabilities	~~W~~	(8,193,085)	(7,426,095)

Managing interest rate benchmark reform and associated risks	As of December 31, 2021, the total amounts of unreformed contracts and those with appropriate fallback language are as follows, and the financial instruments that will be settled before June 30, 2023 are excluded.

(In millions of won)
	Total amount of not transitioned contracts		Amount with appropriate fallback clause

Non-derivative financial liabilities
Borrowings	~~W~~	2,562,656	1,635,990
Derivative assets
Cross currency interest rate swap contracts	~~W~~	43,406	43,406
Derivative liabilities
Cross currency interest rate swap contracts	~~W~~	7,820	7,820

Maximum Exposure to Credit Risk of Financial Assets
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as of December 31, 2020 and 2021 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2021
Financial assets carried at amortized cost
Cash equivalents	~~W~~	4,217,943	3,540,475
Deposits in banks		78,663	743,316
Trade accounts and notes receivable, net		3,517,512	4,574,789
Non-trade receivables		140,616	108,875
Accrued income		3,864	13,024
Deposits		30,947	45,620
Short-term loans		28,491	22,518
Long-term loans		13,899	19,939
Long-term non-trade receivables		—	2,376
Lease receivables		22,262	18,209

	~~W~~	8,054,197	9,089,141

Financial assets at fair value through profit or loss
Convertible securities	~~W~~	2,377	2,758
Derivatives		9,363	65,612

	~~W~~	11,740	68,370

Financial assets effective for cash flow hedging
Derivatives	 ~~W~~ 	—	905

Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	72	48

	~~W~~	8,066,009	9,158,464

Trade
 accounts and notes receivable are insured in order for the Group to manage credit risk if they do not meet the Group’s internal credit ratings. Uninsured trade accounts and notes receivable are managed by continuous monitoring of internal credit rating standards established by the Group and seeking insurance coverage, if necessary.

Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments
The following are the contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2021.

(In millions of won)
			Contractual cash flows in
	Carrying amount		Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	~~W~~	10,052,245	10,693,994	1,554,233	1,110,193	3,466,945	4,562,623	—
Bonds		2,611,561	2,531,468	575,029	884,996	329,661	652,467	89,315
Trade accounts and notes payable		4,814,055	4,814,055	4,468,682	345,373	—	—	—
Other accounts payable		2,327,257	2,329,820	2,201,225	128,595	—	—	—
Other accounts payable (enterprise procurement cards ) (*)		1,074,089	1,074,089	1,023,130	50,959	—	—	—
Long-term other accounts payable		496,083	586,104	—	—	113,222	273,718	199,164
Security deposits received		11,199	11,199	2,860	5,592	2,747	—	—
Lease liabilities		84,326	90,920	28,216	16,116	22,959	16,241	7,388
Derivative financial liabilities
Derivatives	~~W~~	10,925	8,378	5,473	2,364	541	—	—
Derivatives for cash flow hedge		13,400	13,400	13,400	—	—	—	—

	~~W~~	21,495,140	22,153,427	9,872,248	2,544,188	3,936,075	5,505,049	295,867

(*)
Represents liabilities payable to credit card companies for utility expenses and others paid using enterprise procurement cards. The Group presented the payable to credit card companies as other accounts payable and disclosed related cash flows as operating activities since the Group is using the enterprise procurement cards through agreements with suppliers for transactions arising from purchasing of goods and services, the payment term is within a year from the purchase, as part of the normal operating cycle, and no security is provided. Change in liabilities related to procurement cards for the year ended December 31, 2021 is as follows:

Summary of Other Accounts Payable	Change in liabilities related to procurement cards for the year ended December 31, 2021 is as follows:

(In millions of won)
	January 1, 2021		Change (Cash flows from operation activities)	December 31, 2021
Other accounts payable (enterprise procurement cards)	~~W~~	1,078,150	(4,061)	1,074,089

Summary of Capital Management

(In millions of won)
	December 31, 2020		December 31, 2021
Total liabilities	~~W~~	22,334,584	23,392,014
Total equity		12,731,428	14,762,501
Cash and deposits in banks(*1)		4,296,751	4,284,902
Borrowings (including bonds)		14,068,814	12,663,806
Total liabilities to equity ratio		175%	158%
Net borrowings to equity ratio(*2)		77%	57%
(*1)	Cash and deposits in banks consist of cash and cash equivalents and current deposits in banks.
(*2)	Net borrowings to equity ratio is calculated by dividing total borrowings (including bonds and excluding lease liabilities and others) less cash and current deposits in banks by total equity.

Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position
The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position as of December 31, 2020 and 2021 are as follows:

(In millions of won)
	December 31, 2020			December 31, 2021
	Carrying amounts		Fair values	Carrying amounts	Fair values
Financial assets carried at amortized cost
Cash and cash equivalents	~~W~~	4,218,099	(*)	3,541,597	(*)
Deposits in banks		78,663	(*)	743,316	(*)
Trade accounts and notes receivable		3,517,512	(*)	4,574,789	(*)
Non-trade receivables		140,616	(*)	108,875	(*)
Accrued income		3,864	(*)	13,024	(*)
Deposits		30,947	(*)	45,620	(*)
Short-term loans		28,491	(*)	22,518	(*)
Long-term loans		13,899	(*)	19,939	(*)
Long-term non-trade receivables		—	(*)	2,376	(*)
Lease receivables		22,262	(*)	18,209	(*)
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	13,223	13,223	48,805	48,805
Convertible securities		2,377	2,377	2,758	2,758
Derivatives		9,363	9,363	65,612	65,612
Financial assets effective for cash flow hedging
Derivatives	 ~~W~~ 	—	—	905	905
Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	72	72	48	48
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	167,625	167,625	10,925	10,925
Convertible bonds		861,675	861,675	1,015,760	1,015,760
Financial liabilities effective for cash flow hedging
Derivatives		—	—	13,400	13,400
Financial liabilities carried at amortized cost
Borrowings	~~W~~	11,296,898	11,328,418	10,052,245	10,064,068
Bonds		1,910,241	1,923,517	1,595,801	1,596,044
Trade accounts and notes payable		3,779,290	(*)	4,814,055	(*)
Other accounts payable		2,781,941	(*)	3,401,346	(*)
Long-term other accounts payable		30	(*)	496,083	(*)
Security deposits received		12,539	(*)	11,199	(*)
Lease liabilities		83,431	(*)	84,326	(*)

(*)	Excluded from disclosures as the carrying amount approximates fair value.

Fair Value Hierarchy Classifications of Financial Instruments Measured at Fair Value
Fair value hierarchy classifications of the financial instruments that are measured at fair value as of December 31, 2020 and 2021 are as follows:

(In millions of won)
	December 31, 2020
	Level 1		Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	—	—	13,223	13,223
Convertible securities		—	—	2,377	2,377
Derivatives		—	9,363	—	9,363
Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	72	—	—	72
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	167,625	—	167,625
Convertible bonds		861,675	—	—	861,675

(In millions of won)
	December 31, 2021
	Level 1		Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	—	—	48,805	48,805
Convertible securities		—	—	2,758	2,758
Derivatives		—	65,612	—	65,612
Financial assets effective for cash flow hedging
Derivatives	~~W~~	—	905	—	905
Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	48	—	—	48
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	10,925	—	10,925
Convertible bonds		1,015,760	—	—	1,015,760
Financial liabilities effective for cash flow hedging
Derivatives	~~W~~	—	13,400	—	13,400

Fair Value Hierarchy Classifications, Valuation Technique and Inputs for Fair Value Measurements of Financial Instruments not Measured at Fair Value
Fair value hierarchy classifications, valuation technique and inputs for fair value measurements of the financial instruments not measured at fair value but for which the fair value is disclosed as of December 31, 2020 and December 31, 2021 are as follows:

(In millions of won)	December 31, 2020				Valuation technique	Input
Classification	Level 1		Level 2	Level 3

Liabilities
Borrowings	~~W~~	—	—	11,328,418	Discounted cash flow	Discount rate
Bonds		—	—	1,923,517	Discounted cash flow	Discount rate

(In millions of won)	December 31, 2021				Valuation technique	Input
Classification	Level 1		Level 2	Level 3

Liabilities
Borrowings	~~W~~	—	—	10,064,068	Discounted cash flow	Discount rate
Bonds		—	—	1,596,044	Discounted cash flow	Discount rate

iv)	The interest rates applied for determination of the above fair value as of December 31, 2020 and 2021 are as follows:

	December 31, 2020	December 31, 2021
Borrowings, bonds and others	2.15~4.46%	2.21~4.38%

Currency risk [member]
Statement [line Items]
Sensitivity Analysis for Each Type of Market Risk
A weaker won, as indicated below, against the following currencies which comprise the Group’s assets or liabilities denominated in a foreign currency as of December 31, 2020 and 2021, would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, would remain constant. The changes in equity and profit or loss would have been as follows:

(In millions of won)
	December 31, 2020			December 31, 2021
	Equity		Profit or loss	Equity	Profit or loss
USD (5 percent weakening)	~~W~~	12,438	73,186	(74,214)	2,339
JPY (5 percent weakening)		(6,250)	(5,194)	(5,437)	(3,288)
CNY (5 percent weakening)		(147,294)	93	(64,732)	172
TWD (5 percent weakening)		75	—	70	5
EUR (5 percent weakening)		250	377	178	(858)
PLN (5 percent weakening)		43	43	29	29
VND (5 percent weakening)		(2,230)	(2,230)	(3,865)	(3,865)
GBP (5 percent weakening)		(107)	(107)	—	—

Interest rate risk [Member]
Statement [line Items]
Sensitivity Analysis for Each Type of variable rate instruments

(In millions of won)
	Equity			Profit or loss
	1%p increase		1%p decrease	1%p increase	1%p decrease
December 31, 2020
Variable rate instruments(*)	~~W~~	(45,352)	45,352	(45,352)	45,352

December 31, 2021
Variable rate instruments(*)	~~W~~	(40,931)	40,931	(40,931)	40,931

(*)	Financial instruments related to non-hedging interest rate swap are excluded from the calculation.